Note 4 - Exploration and Evaluation Assets (Tables)	9 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about exploration expenditures [text block]
	Winston Property	Zoro Property	Jean Lake Property	Grass River Property	Jol Lithium Property	Peg North Property	Lac Simard Property	Athabasca Property	Total

Acquisition costs
Balance, March 31, 2024	$1,338,793	$1,909,407	$250,000	$45,255	$11,730	$400,000	$127,153	$-	$4,082,338
Cash	99,189	-	50,000	130	-	100,000	-	-	249,319
Shares	-	-	50,000	-	-	100,000	-	6,716,449	6,866,449
Balance, December 31, 2024	1,437,982	1,909,407	350,000	45,385	11,730	600,000	127,153	6,716,449	11,198,106

Exploration costs
Balance, March 31, 2024	419,233	6,552,532	2,465,023	680,016	45,865	849,406	-	-	11,012,075
Assay	-	55,945	-	-	-	-	-	-	55,945
Drilling	-	42,950	-	-	-	-	-	-	42,950
Geological, consulting, and other	28,940	629,875	8,792	-	6,000	31,931	-	-	705,538
Exploration cost recovery	-	(200,000)	-	-	-	-	-	-	(200,000)
Balance, December 31, 2024	448,173	7,081,302	2,473,815	680,016	51,865	881,337	-	-	11,616,508

Total Balance – December 31, 2024	$1,886,155	$8,990,709	$2,823,815	$725,401	$63,595	$1,481,337	$127,153	$6,716,449	$22,814,614
	Winston Property	Zoro Property	Jean Lake Property	Grass River Property	Jol Lithium Property	Peg North Property	Lac Simard Property	Total

Acquisition costs
Balance, March 31, 2023	$1,334,548	$1,909,407	$150,000	$43,500	$10,454	$200,000	$-	$3,647,909
Cash	4,245	-	50,000	1,755	1,276	100,000	41,553	198,829
Shares	-	-	50,000	-	-	100,000	85,600	235,600
Balance, March 31, 2024	1,338,793	1,909,407	250,000	45,255	11,730	400,000	127,153	4,082,338

Exploration costs
Balance, March 31, 2023	371,909	4,653,559	2,509,453	596,124	38,365	660,472	-	8,829,882
Assay	-	-	2,669	-	-	15,188	-	17,857
Geological, consulting, and other	47,324	1,898,973	152,901	83,892	7,500	173,746	-	2,364,336
Exploration cost recovery	-	-	(200,000)	-	-	-	-	(200,000)
Balance, March 31, 2024	419,233	6,552,532	2,465,023	680,016	45,865	849,406	-	11,012,075

Total Balance – March 31, 2024	$1,758,026	$8,361,939	$2,815,023	$725,271	$57,595	$1,249,406	$127,153	$15,094,413

Schedule of royalties [table text block]
Monthly Average Silver Price/Oz	Minimum Monthly Royalty (In USD)	Production Royalty %
Less than $5.00	$125	3%
$5.00 ~ $6.99	$250	4%
$7.00 ~ $8.99	$500	5%
$9.00 ~ $10.99	$1,000	6%
$11.00 ~ $14.99	$1,500	7%
$15 or greater	$2,000	8%